SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Stock Options Granted

The following table summarizes information regarding the stock options granted:

Quarter ended	Options granted	Weighted average exercise price per option	Weighted average fair value per option at the grant dates	Weighted average intrinsic value per option at the grant dates

March 31, 2009	48,000	4.58	1.60	—
June 30, 2009	15,000	5.00	1.74	—
September 30, 2009	39,500	11.00	3.83	—
December 31, 2009	43,500	14.69	5.30	—
March 31, 2010	123,000	16.90	6.09	—
June 30, 2010	97,500	21.70	7.83	—
December 31, 2010	555,840	34.50	12.09	—
March 31, 2011	221,400	29.29	9.90	—
September 30, 2011	1,078,405	9.50	3.30	—
December 31, 2011	61,000	8.71	4.63	—

Total	2,283,145

	Number of options	Weighted average exercise price per option	Weighted average fair value per option at the grant dates

Outstanding as of January 1, 2011	3,322,628	10.13	3.32
Granted	1,360,805	12.69	4.44
Forfeited	(112,460)	18.59	6.22
Exercised	(317,942)	4.34	1.28

Outstanding as of December 31, 2011	4,253,031	11.16	3.75

Summary of Stock Options Outstanding and Exercisable

The following table summarizes information with respect to stock options outstanding as of December 31, 2011:

		Options outstanding			Options exercisable
	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price per option	Aggregate intrinsic value as of December 31, 2011	Number exercisable	Weighted average exercise price per option	Aggregate intrinsic value as of December 31, 2011

Ordinary shares	4,253,031	3.83	11.16	12,925	2,177,784	6.17	10,654

Range Of Fair Value Of The Options As Of Respective Grant Dates	The range of fair value of the options as of their respective grant dates is as follows:

	For the years ended December 31,
	2009	2010	2011

Options	1.60-5.30	6.09-12.13	2.42-10.05

Fair Value Assumptions of Options

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions used for grants during the applicable periods.

For the years ended December 31,
	2009	2010	2011

Volatility	40.8%-44.7%	41.5%-44.7%	41.41%-69.0%
Risk-free interest rate of return	2.62%-3.62%	1.89%-2.62%	1.54%-1.89%
Expected term	3.61 years	3.61-4.11 years	3.61-4.11 years
Dividend yield	—	—	—

Summary of Nonvested Shares

A summary of the nonvested shares activity is as follows:

	Weighted number of nonvested shares	Weighted average fair value per ordinary share at the grant dates

Outstanding as of January 1, 2011	357,907	21.06
Granted	286,916	22.96
Vested	(123,444)	18.27
Forfeited	(73,428)	24.57

Outstanding as of December 31, 2011	447,951	22.47